Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Manufacturing costs			$ 7,076	$ 305,098				$ 305,098	$ 293,807
Deferred compensation			1,268,013					1,268,013	1,032,623
Rent expense			31,564	$ 30,677				$ 42,083	$ 40,431
Lease rental obligation	$ 10,248	$ 40,680	$ 9,336		$ 10,248	$ 40,680	$ 40,083
Lease expiration			Mar. 31, 2019					Mar. 31, 2019
Laboratory Equipment [Member]
Property Plant And Equipment Estimated Useful Lives			5 years					5 years
Office Furniture Equipment [Member]
Property Plant And Equipment Estimated Useful Lives			3 years					3 years